Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2015	2014	2013
Other current and noncurrent assets	$(3,631)	$8,066	$1,186
Accrued salaries, benefits and payroll taxes	(12,303)	10,136	(4,276)
Accrued insurance and other taxes	4,425	(17,641)	421
Accrued income taxes	(4,364)	27,680	3,889
Accrued pension, postretirement and postemployment benefits	(18,153)	1,150	(4,795)
Other current and noncurrent liabilities	(3,014)	(10,681)	7,373
Change in other assets and liabilities	$(37,040)	$18,710	$3,798

Schedule Of Noncash Investing and Financing Activities

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2015	2014	2013
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$5,000	$2,091	$—
Acquisition of assets through capital lease	$1,445	$7,788	$10,341
Seller financing of land purchase	$—	$1,500	$—
Acquisition of TXI net assets assumed through issuances of common stock and options	$—	$2,691,986	$—